Supplement to the
Fidelity® Risk Parity Fund
April 1, 2025
Summary Prospectus

Avishek Hazrachoudhury no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Christopher Kelliher (Portfolio Manager) has managed the fund since 2023.
RPF-SUSTK-0725-100 1.9920988.100	July 1, 2025
Supplement to the
Fidelity® Risk Parity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2025
Summary Prospectus

Avishek Hazrachoudhury no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Christopher Kelliher (Portfolio Manager) has managed the fund since 2023.
ARPF-SUSTK-0725-100 1.9920989.100	July 1, 2025